Long-term Investments (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2020
Long-term Investments
Equity ownership percentage in privately-held company (in %)	17.60%	13.33%				4.00%
Cash consideration paid under the cost method investment	$ 60,000.00	$ 300,000		$ 57,433	$ 314,091
Amount acquired			$ 10,000.00	10,000.00
Impairment loss of securities without readily determinable fair value			0	0
Impairment loss of equity method investments			$ 0	0	250,000
Share of loss in equity method investment				$ 62,217	$ 65,084